DYKEMA GOSSETT PLLC
                        Franklin Square, Third Floor West
                               1300 I Street, N.W.
                             Washington, D.C. 20005
                               Tel: (202) 906-8600
                               Fax: (202) 906-8699


                                                             October 6, 2006


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Principal Investors Fund, Inc.
         Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Principal Investors Fund, Inc. ("PIF"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PIF's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to proposed Plan of Reorganization providing for the transfer of all the assets, subject to all the liabilities, of the Partners LargeCap Growth Fund, to and in exchange for shares of Partners LargeCap Growth Fund II, each a series of PIF. The proposed mailing date to shareholders is on or about November 6, 2006.

         Please call me at 202-906-8658 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.


                                                     Very truly yours,

                                                     DYKEMA GOSSETT PLLC

                                                     /s/ Christopher D. Menconi

                                                     Christopher D. Menconi



Enclosures